Statement of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 50.0	$ 37.2	$ 36.4	$ 19.9	$ 18.8	$ 38.7	$ 37.2	$ 18.7	$ 279.1	$ 93.5	$ 143.5	$ 113.4	$ 107.1
Other comprehensive income (loss), net of tax:
Cumulative translation adjustments									(3.1)	(12.3)	(14.9)	11.0	(14.3)
Amortization of net actuarial loss									0.2	0.4	5.8	(1.4)	(3.2)
Deferred tax rate adjustment									(1.2)	0
Total other comprehensive income (loss), net of tax									(4.1)	(11.9)	(9.1)	9.6	(17.5)
Total comprehensive income									$ 275.0	$ 81.6	$ 134.4	$ 123.0	$ 89.6